UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-08297

                             OPPENHEIMER MIDCAP FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: OCTOBER 31

                   Date of reporting period: OCTOBER 31, 2006

ITEM 1. REPORTS TO STOCKHOLDERS.


TOP HOLDINGS AND ALLOCATIONS
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--------------------------------------------------------------------------------
TOP TEN COMMON STOCK INDUSTRIES
--------------------------------------------------------------------------------
IT Services                                                                10.2%
--------------------------------------------------------------------------------
Software                                                                    9.9
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Health Care Equipment & Supplies                                            9.9
--------------------------------------------------------------------------------
Capital Markets                                                             6.3
--------------------------------------------------------------------------------
Commercial Banks                                                            5.4
--------------------------------------------------------------------------------
Specialty Retail                                                            5.2
--------------------------------------------------------------------------------
Insurance                                                                   5.2
--------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods                                            4.6
--------------------------------------------------------------------------------
Commercial Services & Supplies                                              4.5
--------------------------------------------------------------------------------
Health Care Providers & Services                                            3.1

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2006, and are based on net assets.

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Alliance Data Systems Corp.                                                 3.7%
--------------------------------------------------------------------------------
Bard (C.R.), Inc.                                                           3.6
--------------------------------------------------------------------------------
Polo Ralph Lauren Corp.                                                     3.2
--------------------------------------------------------------------------------
O'Reilly Automotive, Inc.                                                   3.2
--------------------------------------------------------------------------------
Commerce Bancorp, Inc.                                                      3.0
--------------------------------------------------------------------------------
Rockwell Collins, Inc.                                                      3.0
--------------------------------------------------------------------------------
Varian Medical Systems, Inc.                                                2.7
--------------------------------------------------------------------------------
Intuit, Inc.                                                                2.7
--------------------------------------------------------------------------------
Coventry Health Care, Inc.                                                  2.5
--------------------------------------------------------------------------------
Stericycle, Inc.                                                            2.5

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2006, and are based on net assets. For more current Fund holdings, please visit www.oppenheimerfunds.com.
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                           8 | OPPENHEIMER MIDCAP FUND

--------------------------------------------------------------------------------
SECTOR ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

      Information Technology                      24.1%
      Financials                                  21.1
      Health Care                                 17.1
      Industrials                                 15.5
      Consumer Discretionary                      13.9
      Energy                                       3.0
      Materials                                    2.4
      Consumer Staples                             2.3
      Telecommunication Services                   0.6

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2006, and are based on the total market value of common stocks.
--------------------------------------------------------------------------------


                           9 | OPPENHEIMER MIDCAP FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED OCTOBER 31, 2006, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. For the 12-month period ending October 31, 2006, Oppenheimer MidCap Fund's Class A shares (without sales charge) produced positive results but underperformed its benchmark, the S&P MidCap 400 Index. We attribute this relative underperformance to the Fund's focus on higher-quality companies during a market environment that predominantly favored lower-quality companies.

      In terms of industries, top contributors included industrials and IT services. The Fund's underweight in the energy and household durables areas also benefited performance. In contrast, bottom-performers included the consumer discretionary and healthcare sectors.

      Regardless of broader market trends, we continue to follow a bottom-up, research driven stock selection strategy that emphasizes higher-quality securities. We target those companies we believe offer strong balance sheets, stable earnings, sustainable growth rates and accomplished management teams. Due to the Fund's focus on higher-quality stocks, the Fund tends to be negatively impacted during investment environments that favor more speculative stocks, as evidenced over the reporting period. Historically, during the end stages of a bull market, many investors' appetite for risk increases and they tend to focus on lower-quality companies in their pursuit of gaining higher investment returns. As a result of this cyclical event, higher-quality companies, those with strong balance sheets, stable earnings and sustainable growth rates, tend to underperform. However, when economic growth slows, investors usually become risk adverse and shift assets to higher-quality stocks, in which case higher-quality issuers tend to outperform.

      Over the period we made a few notable adjustments to the Fund's sector weightings. For example, we significantly decreased the Fund's exposure to the consumer discretionary sector, primarily due to our concerns over slower economic growth. We also reduced the Fund's weighting to the energy sector. We believe companies in this space will begin to show a deceleration in their earnings growth as commodity prices have started to weaken. Additionally, we greatly increased the Fund's weighting to the financials sector. Over the next 18 months, we believe the current inverted yield curve will steepen, which should benefit the Fund's financial securities.

      On the negative side of performance, in addition to higher quality stocks falling out of favor, a number of individual holdings significantly detracted from performance. In the consumer discretionary sector, specialty-retailers and media stocks hurt results. Within specialty retailers, both Chico's FAS, Inc. and Williams-Sonoma, Inc., suffered, as investors grew concerned over a slowdown in consumer spending due to increasing oil prices. In


                          10 | OPPENHEIMER MIDCAP FUND
the media area, Getty Images, Inc., a leading provider of imagery, film and digital services, declined as the company's business fundamentals deteriorated. Also underperforming was NAVTEQ Corp., a manufacturer of digital maps used in vehicle navigation systems. The company's sales were adversely affected as higher oil prices negatively impacted the auto manufacturing industry, NAVTEQ's primary customer. Top detractors in the healthcare sector included The Cooper Companies, Inc., and PDL BioPharma, Inc. The Cooper Companies, Inc., a manufacturer and marketer of specialty healthcare products, lost significant market share as it failed to execute on its new contact lens product. Biotechnology firm, PDL BioPharma, Inc., declined as it delayed a new product launch and announced significantly higher costs to develop clinical drug trials. As a result of the fundamental problems these securities incurred, we eliminated all six of these stocks from the portfolio.

      On the positive side, top contributions to performance came predominantly from securities within the industrials and technology sectors. Within industrials the best performers were Expeditors International of Washington, Inc., a freight forwarding company and Fastenal Co., a nuts and bolts distributor. Both companies outperformed due to a strong global economy, which drove up demand for their respective services and products. In the technology sector, strong performance came from IT services providers Cognizant Technology Solutions Corp., an offshore outsourcing IT services provider and Alliance Data Systems Corp., a provider of transaction, credit and marketing services. Both companies continued to benefit from the strong outsourcing trend and delivered very favorable earnings results. Additionally, fashion retailer, Polo Ralph Lauren Corp. bucked the negative trend that overshadowed the specialty retail market by successfully managing its brand, which led to higher than expected sales. Lastly, the Fund benefited from its underweight in the energy and household durables areas. Both areas declined due to volatile commodity prices.

      MID-CAP STOCKS TEND TO BE MORE SENSITIVE TO CHANGES IN EARNINGS EXPECTATIONS, AND TEND TO HAVE LOWER TRADING VOLUMES THAN LARGE-CAP SECURITIES, AND THEREFORE THEY MAY EXPERIENCE MORE ABRUPT AND ERRATIC PRICE MOVEMENTS.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until October 31, 2006. In the case of Class A, Class B, Class C and Class Y shares, performance is measured from the inception of each Class on December 1, 1997. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and


                          11 | OPPENHEIMER MIDCAP FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

Class N shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

      The Fund's performance is compared to that of the S&P Mid-Cap 400 Index. The S&P Mid-Cap 400 Index is an unmanaged index of 400 domestic stocks chosen for market size liquidity, and industry group representation. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.


                          12 | OPPENHEIMER MIDCAP FUND

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer MidCap Fund (Class A)

      S&P Mid-Cap 400 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                   Oppenheimer
                                   MidCap Fund               S&P Mid-Cap
                                    (Class A)                 400 Index
                                  -------------             -------------
   12/01/1997                        $ 9,425                   $10,000
   01/31/1998                        $ 9,519                   $10,190
   04/30/1998                        $12,271                   $11,743
   07/31/1998                        $11,744                   $10,848
   10/31/1998                        $10,207                   $10,515
   01/31/1999                        $13,390                   $11,892
   04/30/1999                        $14,636                   $12,498
   07/31/1999                        $16,382                   $12,943
   10/31/1999                        $18,760                   $12,731
   01/31/2000                        $25,875                   $13,795
   04/30/2000                        $27,564                   $15,438
   07/31/2000                        $29,716                   $15,713
   10/31/2000                        $28,697                   $16,760
   01/31/2001                        $23,903                   $17,052
   04/30/2001                        $16,901                   $16,525
   07/31/2001                        $15,618                   $16,591
   10/31/2001                        $13,608                   $14,674
   01/31/2002                        $13,910                   $16,493
   04/30/2002                        $13,419                   $17,611
   07/31/2002                        $11,201                   $14,491
   10/31/2002                        $10,786                   $13,972
   01/31/2003                        $10,182                   $13,759
   04/30/2003                        $10,871                   $14,528
   07/31/2003                        $12,617                   $16,498
   10/31/2003                        $13,183                   $18,266
   01/31/2004                        $13,230                   $19,638
   04/30/2004                        $13,608                   $19,532
   07/31/2004                        $13,400                   $19,440
   10/31/2004                        $14,193                   $20,283
   01/31/2005                        $15,155                   $21,819
   04/30/2005                        $14,664                   $21,434
   07/31/2005                        $16,637                   $24,473
   10/31/2005                        $16,571                   $23,863
   01/31/2006                        $18,033                   $26,686
   04/30/2006                        $18,411                   $27,505
   07/31/2006                        $16,608                   $25,521
   10/31/2006                        $17,618                   $27,067

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 10/31/06

1-Year 0.21%    5-Year 4.06%    Since Inception (12/1/97) 6.56%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PER-FORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CON-TINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE "SINCE INCEPTION" RETURN FOR CLASS B USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 18 FOR FURTHER INFORMATION.


                          13 | OPPENHEIMER MIDCAP FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer MidCap Fund (Class B)

      S&P Mid-Cap 400 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                   Oppenheimer
                                   MidCap Fund               S&P Mid-Cap
                                    (Class B)                 400 Index
                                  -------------             -------------
   12/01/1997                        $10,000                   $10,000
   01/31/1998                        $10,080                   $10,190
   04/30/1998                        $12,980                   $11,743
   07/31/1998                        $12,390                   $10,848
   10/31/1998                        $10,770                   $10,515
   01/31/1999                        $14,097                   $11,892
   04/30/1999                        $15,379                   $12,498
   07/31/1999                        $17,181                   $12,943
   10/31/1999                        $19,644                   $12,731
   01/31/2000                        $27,043                   $13,795
   04/30/2000                        $28,766                   $15,438
   07/31/2000                        $30,948                   $15,713
   10/31/2000                        $29,827                   $16,760
   01/31/2001                        $24,801                   $17,052
   04/30/2001                        $17,502                   $16,525
   07/31/2001                        $16,150                   $16,591
   10/31/2001                        $14,037                   $14,674
   01/31/2002                        $14,318                   $16,493
   04/30/2002                        $13,787                   $17,611
   07/31/2002                        $11,494                   $14,491
   10/31/2002                        $11,034                   $13,972
   01/31/2003                        $10,393                   $13,759
   04/30/2003                        $11,084                   $14,528
   07/31/2003                        $12,846                   $16,498
   10/31/2003                        $13,387                   $18,266
   01/31/2004                        $13,431                   $19,638
   04/30/2004                        $13,815                   $19,532
   07/31/2004                        $13,604                   $19,440
   10/31/2004                        $14,409                   $20,283
   01/31/2005                        $15,386                   $21,819
   04/30/2005                        $14,888                   $21,434
   07/31/2005                        $16,890                   $24,473
   10/31/2005                        $16,823                   $23,863
   01/31/2006                        $18,308                   $26,686
   04/30/2006                        $18,691                   $27,505
   07/31/2006                        $16,861                   $25,521
   10/31/2006                        $17,886                   $27,067

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 10/31/06

1-Year 0.49%    5-Year 4.16%    Since Inception (12/1/97) 6.74%


                          14 | OPPENHEIMER MIDCAP FUND

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer MidCap Fund (Class C)

      S&P Mid-Cap 400 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                   Oppenheimer
                                   MidCap Fund               S&P Mid-Cap
                                    (Class C)                 400 Index
                                  -------------             -------------
   12/01/1997                        $10,000                   $10,000
   01/31/1998                        $10,090                   $10,190
   04/30/1998                        $12,980                   $11,743
   07/31/1998                        $12,400                   $10,848
   10/31/1998                        $10,760                   $10,515
   01/31/1999                        $14,087                   $11,892
   04/30/1999                        $15,369                   $12,498
   07/31/1999                        $17,171                   $12,943
   10/31/1999                        $19,624                   $12,731
   01/31/2000                        $27,023                   $13,795
   04/30/2000                        $28,746                   $15,438
   07/31/2000                        $30,938                   $15,713
   10/31/2000                        $29,817                   $16,760
   01/31/2001                        $24,791                   $17,052
   04/30/2001                        $17,492                   $16,525
   07/31/2001                        $16,140                   $16,591
   10/31/2001                        $14,037                   $14,674
   01/31/2002                        $14,318                   $16,493
   04/30/2002                        $13,787                   $17,611
   07/31/2002                        $11,484                   $14,491
   10/31/2002                        $11,034                   $13,972
   01/31/2003                        $10,393                   $13,759
   04/30/2003                        $11,084                   $14,528
   07/31/2003                        $12,846                   $16,498
   10/31/2003                        $13,387                   $18,266
   01/31/2004                        $13,407                   $19,638
   04/30/2004                        $13,767                   $19,532
   07/31/2004                        $13,527                   $19,440
   10/31/2004                        $14,308                   $20,283
   01/31/2005                        $15,239                   $21,819
   04/30/2005                        $14,728                   $21,434
   07/31/2005                        $16,671                   $24,473
   10/31/2005                        $16,580                   $23,863
   01/31/2006                        $18,002                   $26,686
   04/30/2006                        $18,343                   $27,505
   07/31/2006                        $16,520                   $25,521
   10/31/2006                        $17,492                   $27,067

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 10/31/06

1-Year 4.49%    5-Year 4.50%    Since Inception (12/1/97) 6.47%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PER-FORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CON-TINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE "SINCE INCEPTION" RETURN FOR CLASS B USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 18 FOR FURTHER INFORMATION.


                          15 | OPPENHEIMER MIDCAP FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS N SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer MidCap Fund (Class N)

      S&P Mid-Cap 400 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                   Oppenheimer
                                   MidCap Fund               S&P Mid-Cap
                                    (Class N)                 400 Index
                                  -------------             -------------
   03/01/2001                        $10,000                   $10,000
   04/30/2001                        $ 9,161                   $10,278
   07/31/2001                        $ 8,465                   $10,319
   10/31/2001                        $ 7,370                   $ 9,126
   01/31/2002                        $ 7,528                   $10,258
   04/30/2002                        $ 7,257                   $10,953
   07/31/2002                        $ 6,054                   $ 9,013
   10/31/2002                        $ 5,824                   $ 8,690
   01/31/2003                        $ 5,496                   $ 8,557
   04/30/2003                        $ 5,865                   $ 9,036
   07/31/2003                        $ 6,801                   $10,261
   10/31/2003                        $ 7,098                   $11,361
   01/31/2004                        $ 7,119                   $12,214
   04/30/2004                        $ 7,323                   $12,148
   07/31/2004                        $ 7,201                   $12,090
   10/31/2004                        $ 7,625                   $12,615
   01/31/2005                        $ 8,137                   $13,570
   04/30/2005                        $ 7,871                   $13,331
   07/31/2005                        $ 8,925                   $15,221
   10/31/2005                        $ 8,884                   $14,841
   01/31/2006                        $ 9,662                   $16,597
   04/30/2006                        $ 9,862                   $17,107
   07/31/2006                        $ 8,889                   $15,873
   10/31/2006                        $ 9,422                   $16,834

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE FUND AT 10/31/06

1-Year 5.05%    5-Year 5.04%    Since Inception (3/1/01) -1.05%


                          16 | OPPENHEIMER MIDCAP FUND

CLASS Y SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer MidCap Fund (Class Y)

      S&P Mid-Cap 400 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                   Oppenheimer
                                   MidCap Fund               S&P Mid-Cap
                                    (Class Y)                 400 Index
                                  -------------             -------------
   12/01/1997                        $10,000                   $10,000
   01/31/1998                        $10,110                   $10,190
   04/30/1998                        $13,040                   $11,743
   07/31/1998                        $12,500                   $10,848
   10/31/1998                        $10,880                   $10,515
   01/31/1999                        $14,297                   $11,892
   04/30/1999                        $15,639                   $12,498
   07/31/1999                        $17,521                   $12,943
   10/31/1999                        $20,095                   $12,731
   01/31/2000                        $27,744                   $13,795
   04/30/2000                        $29,596                   $15,438
   07/31/2000                        $31,949                   $15,713
   10/31/2000                        $30,898                   $16,760
   01/31/2001                        $25,771                   $17,052
   04/30/2001                        $18,232                   $16,525
   07/31/2001                        $16,861                   $16,591
   10/31/2001                        $14,708                   $14,674
   01/31/2002                        $15,048                   $16,493
   04/30/2002                        $14,538                   $17,611
   07/31/2002                        $12,155                   $14,491
   10/31/2002                        $11,724                   $13,972
   01/31/2003                        $11,094                   $13,759
   04/30/2003                        $11,844                   $14,528
   07/31/2003                        $13,757                   $16,498
   10/31/2003                        $14,368                   $18,266
   01/31/2004                        $14,438                   $19,638
   04/30/2004                        $14,868                   $19,532
   07/31/2004                        $14,648                   $19,440
   10/31/2004                        $15,529                   $20,283
   01/31/2005                        $16,600                   $21,819
   04/30/2005                        $16,080                   $21,434
   07/31/2005                        $18,272                   $24,473
   10/31/2005                        $18,212                   $23,863
   01/31/2006                        $19,844                   $26,686
   04/30/2006                        $20,285                   $27,505
   07/31/2006                        $18,312                   $25,521
   10/31/2006                        $19,444                   $27,067

AVERAGE ANNUAL TOTAL RETURNS OF CLASS Y SHARES OF THE FUND AT 10/31/06

1-Year 6.76%    5-Year 5.74%    Since Inception (12/1/97) 7.74%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PER-FORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CON-TINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE "SINCE INCEPTION" RETURN FOR CLASS B USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 18 FOR FURTHER INFORMATION.


                          17 | OPPENHEIMER MIDCAP FUND

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 12/1/97. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 12/1/97. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Class B shares are subject to an annual 0.75% asset-based sales charge. Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion.

CLASS C shares of the Fund were first publicly offered on 12/1/97. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.


                          18 | OPPENHEIMER MIDCAP FUND

NOTES
--------------------------------------------------------------------------------

CLASS Y shares of the Fund were first publicly offered on 12/1/97. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                          19 | OPPENHEIMER MIDCAP FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended October 31, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                          20 | OPPENHEIMER MIDCAP FUND
the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                               BEGINNING        ENDING          EXPENSES
                               ACCOUNT          ACCOUNT         PAID DURING
                               VALUE            VALUE           6 MONTHS ENDED
                               5/1/06           10/31/06        OCTOBER 31, 2006
--------------------------------------------------------------------------------
Class A Actual                 $1,000.00        $  956.90       $ 6.33
--------------------------------------------------------------------------------
Class A Hypothetical            1,000.00         1,018.75         6.53
--------------------------------------------------------------------------------
Class B Actual                  1,000.00           953.60         9.95
--------------------------------------------------------------------------------
Class B Hypothetical            1,000.00         1,015.07        10.26
--------------------------------------------------------------------------------
Class C Actual                  1,000.00           953.60        10.00
--------------------------------------------------------------------------------
Class C Hypothetical            1,000.00         1,015.02        10.31
--------------------------------------------------------------------------------
Class N Actual                  1,000.00           955.40         7.57
--------------------------------------------------------------------------------
Class N Hypothetical            1,000.00         1,017.49         7.81
--------------------------------------------------------------------------------
Class Y Actual                  1,000.00           958.50         4.30
--------------------------------------------------------------------------------
Class Y Hypothetical            1,000.00         1,020.82         4.44

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios, excluding affiliated fund indirect expenses, based on the 6-month period ended October 31, 2006 are as follows:

CLASS       EXPENSE RATIOS
--------------------------
Class A          1.28%
--------------------------
Class B          2.01
--------------------------
Class C          2.02
--------------------------
Class N          1.53
--------------------------
Class Y          0.87

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Manager and Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.
--------------------------------------------------------------------------------


                          21 | OPPENHEIMER MIDCAP FUND

STATEMENT OF INVESTMENTS  October 31, 2006
--------------------------------------------------------------------------------

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--98.9%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--13.7%
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.3%
International Game
Technology                                             292,600   $   12,438,426
--------------------------------------------------------------------------------
Panera Bread Co.,
Cl. A 1                                                221,600       13,694,880
                                                                 ---------------
                                                                     26,133,306

--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.3%
Harman International
Industries, Inc.                                        41,600        4,257,760
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--1.3%
Coldwater Creek, Inc. 1                                486,300       14,827,287
--------------------------------------------------------------------------------
SPECIALTY RETAIL--5.2%
O'Reilly Automotive,
Inc. 1                                               1,128,500       36,439,265
--------------------------------------------------------------------------------
Tiffany & Co.                                          371,600       13,273,552
--------------------------------------------------------------------------------
Tractor Supply Co. 1                                   198,600        9,616,212
                                                                 ---------------
                                                                     59,329,029

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--4.6%
Coach, Inc. 1                                          388,266       15,390,864
--------------------------------------------------------------------------------
Polo Ralph Lauren
Corp.                                                  523,600       37,175,600
                                                                 ---------------
                                                                     52,566,464

--------------------------------------------------------------------------------
CONSUMER STAPLES--2.2%
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.2%
Whole Foods
Market, Inc.                                           399,700       25,516,848
--------------------------------------------------------------------------------
ENERGY--3.0%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.1%
Smith International,
Inc.                                                   314,600       12,420,408
--------------------------------------------------------------------------------
OIL & GAS--1.9%
Murphy Oil Corp.                                       247,800       11,686,248
--------------------------------------------------------------------------------
XTO Energy, Inc.                                       216,566       10,104,970
                                                                 ---------------
                                                                     21,791,218

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
FINANCIALS--21.0%
--------------------------------------------------------------------------------
CAPITAL MARKETS--6.3%
Affiliated Managers
Group, Inc. 1                                          213,600   $   21,389,904
--------------------------------------------------------------------------------
Greenhill & Co., Inc.                                  261,800       17,786,692
--------------------------------------------------------------------------------
Investors Financial
Services Corp.                                         258,600       10,168,152
--------------------------------------------------------------------------------
Legg Mason, Inc.                                       246,000       22,144,920
                                                                 ---------------
                                                                     71,489,668

--------------------------------------------------------------------------------
COMMERCIAL BANKS--5.4%
Commerce Bancorp,
Inc.                                                   985,200       34,403,184
--------------------------------------------------------------------------------
East West Bancorp,
Inc.                                                   291,700       10,649,967
--------------------------------------------------------------------------------
Marshall & Ilsley
Corp.                                                  359,700       17,244,018
                                                                 ---------------
                                                                     62,297,169

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.7%
Chicago Mercantile
Exchange (The)                                          39,000       19,539,000
--------------------------------------------------------------------------------
INSURANCE--5.2%
AMBAC Financial
Group, Inc.                                            195,900       16,355,691
--------------------------------------------------------------------------------
Brown & Brown, Inc.                                    739,500       21,637,770
--------------------------------------------------------------------------------
Philadelphia
Consolidated Holding
Co. 1                                                  534,400       20,905,728
                                                                 ---------------
                                                                     58,899,189

--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--2.4%
CB Richard Ellis
Group, Inc., Cl. A 1                                   922,400       27,699,672
--------------------------------------------------------------------------------
HEALTH CARE--16.9%
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--9.9%
Bard (C.R.), Inc.                                      508,900       41,709,444
--------------------------------------------------------------------------------
Gen-Probe, Inc. 1                                      124,200        5,945,454
--------------------------------------------------------------------------------
IDEXX Laboratories,
Inc. 1                                                 128,900       10,725,769
--------------------------------------------------------------------------------
Intuitive Surgical, Inc. 1                              59,400        5,891,292
--------------------------------------------------------------------------------
ResMed, Inc. 1                                         406,700       17,890,733


                          22 | OPPENHEIMER MIDCAP FUND

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES Continued
Varian Medical
Systems, Inc. 1                                        562,052   $   30,834,173
                                                                 ---------------
                                                                    112,996,865

--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--3.1%
Coventry Health
Care, Inc. 1                                           612,825       28,772,134
--------------------------------------------------------------------------------
Schein (Henry), Inc. 1                                 138,400        6,877,096
                                                                 ---------------
                                                                     35,649,230

--------------------------------------------------------------------------------
HEALTH CARE TECHNOLOGY--1.7%
Cerner Corp. 1                                         403,900       19,512,409
--------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--2.2%
Covance, Inc. 1                                        426,400       24,944,400
--------------------------------------------------------------------------------
INDUSTRIALS--15.3%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.0%
Rockwell Collins, Inc.                                 590,200       34,278,816
--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--2.8%
C.H. Robinson
Worldwide, Inc.                                        341,500       14,254,210
--------------------------------------------------------------------------------
Expeditors International
of Washington, Inc.                                    387,800       18,385,598
                                                                 ---------------
                                                                     32,639,808

--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--4.5%
Corporate Executive
Board Co.                                              257,900       23,164,578
--------------------------------------------------------------------------------
Stericycle, Inc. 1                                     401,200       28,368,852
                                                                 ---------------
                                                                     51,533,430

--------------------------------------------------------------------------------
MACHINERY--3.0%
Donaldson Co., Inc.                                    515,700       19,364,535
--------------------------------------------------------------------------------
Oshkosh Truck Corp.                                    327,000       14,783,670
                                                                 ---------------
                                                                     34,148,205

--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--2.0%
Fastenal Co.                                           558,800       22,486,112
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--23.9%
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.8%
Trimble Navigation
Ltd. 1                                                 186,500        8,620,030

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
IT SERVICES--10.2%
Alliance Data Systems
Corp. 1                                                688,300   $   41,793,576
--------------------------------------------------------------------------------
Cognizant Technology
Solutions Corp. 1                                      345,800       26,031,824
--------------------------------------------------------------------------------
Global Payments, Inc.                                  637,400       27,860,754
--------------------------------------------------------------------------------
SRA International, Inc.,
Cl. A 1                                                282,100        9,041,305
--------------------------------------------------------------------------------
VeriFone Holdings, Inc. 1                              400,200       11,689,842
                                                                 ---------------
                                                                    116,417,301

--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT--3.0%
FormFactor, Inc. 1                                     278,500       10,633,130
--------------------------------------------------------------------------------
Microchip Technology,
Inc.                                                   728,300       23,982,919
                                                                 ---------------
                                                                     34,616,049

--------------------------------------------------------------------------------
SOFTWARE--9.9%
Adobe Systems, Inc. 1                                  578,200       22,116,150
--------------------------------------------------------------------------------
Amdocs Ltd. 1                                          645,900       25,035,084
--------------------------------------------------------------------------------
Citrix Systems, Inc. 1                                 424,900       12,547,297
--------------------------------------------------------------------------------
FactSet Research
Systems, Inc.                                          459,950       23,411,455
--------------------------------------------------------------------------------
Intuit, Inc. 1                                         868,000       30,640,400
                                                                 ---------------
                                                                    113,750,386

--------------------------------------------------------------------------------
MATERIALS--2.3%
--------------------------------------------------------------------------------
CHEMICALS--2.3%
Ecolab, Inc.                                           592,400       26,865,340
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--0.6%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.6%
NeuStar, Inc., Cl. A 1                                 230,800        6,743,975
                                                                 ---------------
Total Common Stocks
(Cost $893,795,670)                                               1,131,969,374


                          23 | OPPENHEIMER MIDCAP FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
MONEY MARKET FUND--1.3%
--------------------------------------------------------------------------------
Oppenheimer
Institutional Money
Market Fund, Cl. E,
5.23% 2,3
(Cost $15,374,147)                                  15,374,147   $   15,374,147

                                                                          VALUE
                                                                     SEE NOTE 1
--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $909,169,817)                                      100.2%  $1,147,343,521
--------------------------------------------------------------------------------
LIABILITIES
IN EXCESS OF
OTHER ASSETS                                              (0.2)      (2,718,917)
                                                --------------------------------
NET ASSETS                                               100.0%  $1,144,624,604
                                                ================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Rate shown is 7-day yield as of October 31, 2006.

3. Represents ownership of an affiliated fund, at or during the period ended October 31, 2006. Transactions during the period in which the issuer was an affiliate are as follows:

                                           SHARES        GROSS        GROSS          SHARES
                                    OCT. 31, 2005    ADDITIONS   REDUCTIONS   OCT. 31, 2006
-------------------------------------------------------------------------------------------
Oppenheimer Institutional
Money Market Fund, Cl. E, 5.23%*               --   30,615,328   15,241,181     15,374,147

                                                                      VALUE        DIVIDEND
                                                                 SEE NOTE 1          INCOME
-------------------------------------------------------------------------------------------
Oppenheimer Institutional
Money Market Fund, Cl. E, 5.23%*                               $ 15,374,147        $ 34,593

* The money market fund and the Fund are affiliated by having the same investment advisor.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          24 | OPPENHEIMER MIDCAP FUND

STATEMENT OF ASSETS AND LIABILITIES  October 31, 2006
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $893,795,670)                          $ 1,131,969,374
Affiliated companies (cost $15,374,147)                                  15,374,147
                                                                    ----------------
                                                                      1,147,343,521
------------------------------------------------------------------------------------
Cash                                                                        533,264
------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                          2,519,846
Shares of beneficial interest sold                                          745,794
Dividends                                                                   126,243
Other                                                                        11,276
                                                                    ----------------
Total assets                                                          1,151,279,944

------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                    2,934,625
Investments purchased                                                     2,883,382
Transfer and shareholder servicing agent fees                               274,302
Distribution and service plan fees                                          232,894
Shareholder communications                                                  151,389
Trustees' compensation                                                      148,628
Other                                                                        30,120
                                                                    ----------------
Total liabilities                                                         6,655,340

------------------------------------------------------------------------------------
NET ASSETS                                                          $ 1,144,624,604
                                                                    ================

------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------
Paid-in capital                                                     $ 1,873,497,218
------------------------------------------------------------------------------------
Accumulated net investment loss                                            (154,224)
------------------------------------------------------------------------------------
Accumulated net realized loss on investments                           (966,892,094)
------------------------------------------------------------------------------------
Net unrealized appreciation on investments                              238,173,704
                                                                    ----------------
NET ASSETS                                                          $ 1,144,624,604
                                                                    ================


                          25 | OPPENHEIMER MIDCAP FUND

STATEMENT OF ASSETS AND LIABILITIES  Continued
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
----------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $687,642,201 and
36,837,366 shares of beneficial interest outstanding)                                              $ 18.67
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)    $ 19.81
----------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $235,821,186 and 13,499,253 shares
of beneficial interest outstanding)                                                                $ 17.47
----------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $144,183,961 and 8,253,007 shares of
beneficial interest outstanding)                                                                   $ 17.47
----------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $38,499,857 and 2,090,877 shares of
beneficial interest outstanding)                                                                   $ 18.41
----------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets
of $38,477,399 and 1,980,840 shares of beneficial interest outstanding)                            $ 19.42

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          26 | OPPENHEIMER MIDCAP FUND

STATEMENT OF OPERATIONS  For the Year Ended October 31, 2006
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends:
Unaffiliated companies                                          $     6,897,089
Affiliated companies                                                     34,593
--------------------------------------------------------------------------------
Interest                                                                920,344
--------------------------------------------------------------------------------
Other income                                                             92,728
                                                                ----------------
Total investment income                                               7,944,754

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                       8,098,963
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                               1,702,012
Class B                                                               2,832,364
Class C                                                               1,492,125
Class N                                                                 192,901
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                               2,548,076
Class B                                                               1,037,170
Class C                                                                 538,571
Class N                                                                 159,135
Class Y                                                                  81,182
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                 257,403
Class B                                                                 110,816
Class C                                                                  41,210
Class N                                                                   4,222
--------------------------------------------------------------------------------
Trustees' compensation                                                   29,044
--------------------------------------------------------------------------------
Custodian fees and expenses                                               6,851
--------------------------------------------------------------------------------
Administration service fees                                               1,500
--------------------------------------------------------------------------------
Other                                                                    47,414
                                                                ----------------
Total expenses                                                       19,180,959
Less waivers and reimbursements of expenses                            (260,143)
                                                                ----------------
Net expenses                                                         18,920,816

--------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                (10,976,062)

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain on investments                                     98,157,780
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                (20,813,201)

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $    66,368,517
                                                                ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          27 | OPPENHEIMER MIDCAP FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED OCTOBER 31,                                                 2006              2005
----------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------
Net investment loss                                          $  (10,976,062)   $  (13,433,360)
----------------------------------------------------------------------------------------------
Net realized gain                                                98,157,780        61,662,046
----------------------------------------------------------------------------------------------
Net change in unrealized appreciation                           (20,813,201)      111,575,281
                                                             ---------------------------------
Net increase in net assets resulting from operations             66,368,517       159,803,967

----------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                          32,109,669        28,238,994
Class B                                                         (92,141,117)      (48,950,188)
Class C                                                            (296,334)        9,175,002
Class N                                                           1,542,223         8,099,224
Class Y                                                            (536,366)        8,312,490

----------------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------
Total increase                                                    7,046,592       164,679,489
----------------------------------------------------------------------------------------------
Beginning of period                                           1,137,578,012       972,898,523
                                                             ---------------------------------
End of period (including accumulated net investment loss
of $154,224 and $153,273, respectively)                      $1,144,624,604    $1,137,578,012
                                                             =================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          28 | OPPENHEIMER MIDCAP FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A        YEAR ENDED OCTOBER 31,              2006             2005             2004            2003            2002
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $     17.56      $     15.04      $     13.97     $     11.43     $     14.42
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                (.12) 1          (.15) 1          (.17)           (.12)           (.13)
Net realized and unrealized gain (loss)            1.23             2.67             1.24            2.66           (2.86)
                                            -------------------------------------------------------------------------------
Total from investment operations                   1.11             2.52             1.07            2.54           (2.99)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $     18.67      $     17.56      $     15.04     $     13.97     $     11.43
                                            ===============================================================================

---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                 6.32%           16.76%            7.66%          22.22%         (20.74)%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $   687,642      $   618,270      $   504,292     $   430,514     $   351,983
---------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $   696,033      $   570,513      $   457,926     $   366,050     $   460,797
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                               (0.65)%          (0.94)%          (1.05)%         (1.01)%         (1.06)%
Total expenses                                     1.32% 4          1.39%            1.42%           1.61%           1.68%
Expenses after payments and waivers and
reduction to custodian expenses                    1.30%            1.35%            1.33%           1.32%           1.47%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              63%              39%             114%             76%             51%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Expenses including indirect expenses from affiliated fund were as follows:

        Year Ended October 31, 2006                1.32%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          29 | OPPENHEIMER MIDCAP FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B         YEAR ENDED OCTOBER 31,             2006             2005             2004            2003            2002
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $     16.56      $     14.29      $     13.37     $     11.02     $     14.02
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                (.25) 1          (.27) 1          (.30)           (.23)           (.30)
Net realized and unrealized gain (loss)            1.16             2.54             1.22            2.58           (2.70)
                                            -------------------------------------------------------------------------------
Total from investment operations                    .91             2.27              .92            2.35           (3.00)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $     17.47      $     16.56      $     14.29     $     13.37     $     11.02
                                            ===============================================================================

---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                 5.49%           15.89%            6.88%          21.33%         (21.40)%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $   235,821      $   310,352      $   312,315     $   327,880     $   291,397
---------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $   283,459      $   319,953      $   316,748     $   291,209     $   385,917
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                               (1.40)%          (1.71)%          (1.83)%         (1.75)%         (1.85)%
Total expenses                                     2.08% 4          2.26%            2.30%           2.51%           2.48%
Expenses after payments and waivers and
reduction to custodian expenses                    2.07%            2.14%            2.12%           2.06%           2.27%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              63%              39%             114%             76%             51%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Expenses including indirect expenses from affiliated fund were as follows:

        Year Ended October 31, 2006                2.08%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          30 | OPPENHEIMER MIDCAP FUND

CLASS C         YEAR ENDED OCTOBER 31,             2006             2005             2004            2003            2002
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $     16.56      $     14.29      $     13.37     $     11.02     $     14.02
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                (.24) 1          (.26) 1          (.25)           (.20)           (.30)
Net realized and unrealized gain (loss)            1.15             2.53             1.17            2.55           (2.70)
                                            -------------------------------------------------------------------------------
Total from investment operations                    .91             2.27              .92            2.35           (3.00)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $     17.47      $     16.56      $     14.29     $     13.37     $     11.02
                                            ===============================================================================

---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                 5.49%           15.89%            6.88%          21.33%         (21.40)%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $   144,184      $   137,308      $   110,018     $   103,271     $    83,351
---------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $   149,438      $   126,925      $   105,285     $    87,528     $   112,436
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                               (1.39)%          (1.68)%          (1.81)%         (1.77)%         (1.84)%
Total expenses                                     2.06% 4          2.17%            2.26%           2.49%           2.47%
Expenses after payments and waivers and
reduction to custodian expenses                    2.04%            2.10%            2.10%           2.08%           2.26%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              63%              39%             114%             76%             51%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Expenses including indirect expenses from affiliated fund were as follows:

        Year Ended October 31, 2006                2.06%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          31 | OPPENHEIMER MIDCAP FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS N        YEAR ENDED OCTOBER 31,              2006             2005             2004            2003            2002
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $     17.36      $     14.90      $     13.87     $     11.38     $     14.40
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                (.16) 1          (.19) 1          (.18)           (.17)           (.14)
Net realized and unrealized gain (loss)            1.21             2.65             1.21            2.66           (2.88)
                                            -------------------------------------------------------------------------------
Total from investment operations                   1.05             2.46             1.03            2.49           (3.02)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $     18.41      $     17.36      $     14.90     $     13.87     $     11.38
                                            ===============================================================================

---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                 6.05%           16.51%            7.43%          21.88%         (20.97)%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $    38,500      $    34,879      $    22,488     $    16,606     $     8,846
---------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $    38,644      $    29,445      $    18,969     $    11,846     $     6,576
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                               (0.89)%          (1.15)%          (1.28)%         (1.34)%         (1.28)%
Total expenses                                     1.60% 4          1.67%            1.80%           1.86%           1.87%
Expenses after payments and waivers and
reduction to custodian expenses                    1.53%            1.55%            1.57%           1.64%           1.66%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              63%              39%             114%             76%             51%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Expenses including indirect expenses from affiliated fund were as follows:

        Year Ended October 31, 2006                1.60%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          32 | OPPENHEIMER MIDCAP FUND

CLASS Y        YEAR ENDED OCTOBER 31,              2006              2005            2004            2003              2002
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $     18.19       $     15.51     $     14.35     $     11.71       $     14.69
------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                (.04) 1           (.08) 1         (.13)           (.19)             (.08)
Net realized and unrealized gain (loss)            1.27              2.76            1.29            2.83             (2.90)
                                            ----------------------------------------------------------------------------------
Total from investment operations                   1.23              2.68            1.16            2.64             (2.98)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $     19.42       $     18.19     $     15.51     $     14.35       $     11.71
                                            ==================================================================================

------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                 6.76%            17.28%           8.08%          22.55%           (20.29)%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $    38,478       $    36,769     $    23,785     $    17,171       $     7,419
------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $    42,277       $    31,030     $    19,540     $    11,928       $     6,449
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                               (0.21)%           (0.49)%         (0.69)%         (0.80)%           (0.39)%
Total expenses                                     0.86% 4,5         0.89% 6         0.98% 6         1.11% 6,7         0.83% 6
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              63%               39%            114%             76%               51%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Expenses including indirect expenses from affiliated fund were as follows:

        Year Ended October 31, 2006                0.86%

5. Voluntary waiver of management fees less than 0.005%.

6. Reduction to custodian expenses less than 0.005%.

7. Voluntary waiver of transfer agent fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          33 | OPPENHEIMER MIDCAP FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer MidCap Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exch-ange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's


                          34 | OPPENHEIMER MIDCAP FUND
assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
AFFILIATED FUNDS. The Fund is permitted to invest daily available cash balances in affiliated money market funds. Each day, the Fund invests the available cash in Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. Included in the net earnings received from IMMF is a 0.10% management fee paid to the Manager by IMMF. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                               NET UNREALIZED
                                                                 APPRECIATION
                                                             BASED ON COST OF
                                                               SECURITIES AND
   UNDISTRIBUTED    UNDISTRIBUTED            ACCUMULATED    OTHER INVESTMENTS
   NET INVESTMENT       LONG-TERM                   LOSS   FOR FEDERAL INCOME
   INCOME                    GAIN     CARRYFORWARD 1,2,3         TAX PURPOSES
   --------------------------------------------------------------------------
   $--                        $--           $966,835,868         $238,117,477

1. As of October 31, 2006, the Fund had $966,835,868 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of October 31, 2006, details of the capital loss carryforwards were as follows:


                          35 | OPPENHEIMER MIDCAP FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

                           EXPIRING
                           --------------------------
                           2009          $661,307,473
                           2010           237,892,098
                           2011            67,636,297
                                         ------------
                           TOTAL         $966,835,868
                                         ============

2. During the fiscal year ended October 31, 2006, the Fund utilized $98,062,815 of capital loss carryforward to offset capital gains realized in that fiscal year. a

      a. Includes $260,660 of capital loss carryforwards acquired in the September 4, 2003 merger of Oppenheimer Select Managers-Gartmore Millennium Growth Fund II.

3. During the fiscal year ended October 31, 2005, the Fund utilized $61,371,387 of capital loss carryforward to offset capital gains realized in that fiscal year. a

      a. Includes $521,320 of capital loss carryforwards acquired in the September 4, 2003 merger of Oppenheimer Select Managers-Gartmore Millennium Growth Fund II.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for October 31, 2006. Net assets of the Fund were unaffected by the reclassifications.

                                  REDUCTION TO          INCREASE TO
                                   ACCUMULATED      ACCUMULATED NET
             REDUCTION TO       NET INVESTMENT        REALIZED LOSS
             PAID-IN CAPITAL              LOSS       ON INVESTMENTS
             ------------------------------------------------------
             $10,714,451           $10,975,111             $260,660

No distributions were paid during the years ended October 31, 2006 and October 31, 2005.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

                 Federal tax cost of securities        $ 909,226,044
                                                       ==============
                 Gross unrealized appreciation         $ 251,895,562
                 Gross unrealized depreciation           (13,778,085)
                                                       --------------
                 Net unrealized appreciation           $ 238,117,477
                                                       ==============


                          36 | OPPENHEIMER MIDCAP FUND

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended October 31, 2006, the Fund's projected benefit obligations were increased by $6,211 and payments of $6,772 were made to retired trustees, resulting in an accumulated liability of $144,751 as of October 31, 2006.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for defer-ral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not mat-erially affect the Fund's assets, liabilities or net investment in-come per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio sec-urities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash over-drafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.


                          37 | OPPENHEIMER MIDCAP FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                          YEAR ENDED OCTOBER 31, 2006     YEAR ENDED OCTOBER 31, 2005
                               SHARES          AMOUNT         SHARES           AMOUNT
--------------------------------------------------------------------------------------
CLASS A
Sold                       12,456,104    $232,902,655     11,360,512    $ 187,484,134
Redeemed                  (10,828,490)   (200,792,986)    (9,680,275)    (159,245,140)
                          ------------------------------------------------------------
Net increase                1,627,614     $32,109,669      1,680,237    $  28,238,994
                          ============================================================

--------------------------------------------------------------------------------------
CLASS B
Sold                        2,421,700    $ 42,440,670      2,895,842    $  44,967,755
Redeemed                   (7,667,035)   (134,581,787)    (6,005,026)     (93,917,943)
                          ------------------------------------------------------------
Net decrease               (5,245,335)   $(92,141,117)    (3,109,184)   $ (48,950,188)
                          ============================================================

--------------------------------------------------------------------------------------
CLASS C
Sold                        2,268,226    $ 39,902,362      2,529,971    $  39,392,766
Redeemed                   (2,308,632)    (40,198,696)    (1,937,019)     (30,217,764)
                          ------------------------------------------------------------
Net increase (decrease)       (40,406)   $   (296,334)       592,952    $   9,175,002
                          ============================================================

--------------------------------------------------------------------------------------
CLASS N
Sold                        1,048,416    $ 19,390,271      1,165,948    $  18,962,715
Redeemed                     (966,459)    (17,848,048)      (666,117)     (10,863,491)
                          ------------------------------------------------------------
Net increase                   81,957    $  1,542,223        499,831    $   8,099,224
                          ============================================================

--------------------------------------------------------------------------------------
CLASS Y
Sold                          715,427    $ 13,998,045        908,834    $  15,524,588
Redeemed                     (755,584)    (14,534,411)      (421,042)      (7,212,098)
                          ------------------------------------------------------------
Net increase (decrease)       (40,157)   $   (536,366)       487,792    $   8,312,490
                          ============================================================


                          38 | OPPENHEIMER MIDCAP FUND

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended October 31, 2006, were as follows:

                                  PURCHASES             SALES
-------------------------------------------------------------
Investment securities          $754,091,661      $814,175,845

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of average net assets as shown in the following table:

                  FEE SCHEDULE
                  ------------------------------------
                  Up to $200 million             0.75%
                  Next $200 million              0.72
                  Next $200 million              0.69
                  Next $200 million              0.66
                  Next $700 million              0.60
                  Next $1.0 billion              0.58
                  Over $2.5 billion              0.56

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended October 31, 2006, the Fund paid $4,128,488 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.


                          39 | OPPENHEIMER MIDCAP FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the plan at calendar quarter ends. The Distributor's aggregate uncompensated expenses under the plan at September 30, 2006 for Class B, Class C and Class N shares were $16,589,015, $4,731,847 and $663,583, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                        CLASS A        CLASS B        CLASS C         CLASS N
                        CLASS A      CONTINGENT     CONTINGENT     CONTINGENT      CONTINGENT
                      FRONT-END        DEFERRED       DEFERRED       DEFERRED        DEFERRED
                  SALES CHARGES   SALES CHARGES  SALES CHARGES  SALES CHARGES   SALES CHARGES
                    RETAINED BY     RETAINED BY    RETAINED BY    RETAINED BY     RETAINED BY
YEAR ENDED          DISTRIBUTOR     DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR     DISTRIBUTOR
---------------------------------------------------------------------------------------------
October 31, 2005       $505,953          $5,366       $536,876        $22,847         $10,609

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the year ended October 31, 2006, OFS waived $166,476, $40,307, $27,350 and $25,294 for Class A, Class B, Class C and Class N shares, respectively. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the year ended October 31, 2006, the Manager waived $716 for IMMF management fees.


                          40 | OPPENHEIMER MIDCAP FUND

--------------------------------------------------------------------------------
5. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accoun-ting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of October 31, 2006, the Manager is evaluating the implications of FIN 48. Its impact in the Fund's financial statements has not yet been determined.

      In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of October 31, 2006, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

--------------------------------------------------------------------------------
6. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the Oppenheimer funds including the Fund) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.


                          41 | OPPENHEIMER MIDCAP FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. LITIGATION Continued

      The Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Manager also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                          42 | OPPENHEIMER MIDCAP FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER MIDCAP FUND:

We have audited the accompanying statement of assets and liabilities of Oppenheimer MidCap Fund, including the statement of investments, as of October 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer MidCap Fund as of October 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.


KPMG LLP

Denver, Colorado
December 12, 2006


                          43 | OPPENHEIMER MIDCAP FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2007, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2006. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                          44 | OPPENHEIMER MIDCAP FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                          45 | OPPENHEIMER MIDCAP FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH THE   PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS
FUND, LENGTH OF SERVICE, AGE      HELD; NUMBER OF PORTFOLIOS IN THE FUND COMPLEX CURRENTLY OVERSEEN

INDEPENDENT                       THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S.TUCSON WAY, CENTENNIAL,
TRUSTEES                          COLORADO 80112-3924. EACH TRUSTEE SERVES FOR A INDEFINITE TERM, OR UNTIL HIS OR HER
                                  RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

THOMAS W. COURTNEY,               Principal of Courtney Associates, Inc. (venture capital firm) (since 1982);
Chairman of the Board             General Partner of Trivest Venture Fund (private venture capital fund); President
of Trustees (since 2001),         of Investment Counseling Federated Investors, Inc. (1973-1982); Trustee of the
Trustee (since 1997)              following open-end investment companies: Cash Assets Trust (1984), Premier VIT
Age: 73                           (formerly PIMCO Advisors VIT), Tax Free Trust of Arizona (since 1984) and four funds for the Hawaiian Tax Free Trust. Oversees 10 portfolios in the
                                  OppenheimerFunds complex.

DAVID K. DOWNES,                  President, Chief Executive Officer and Board Member of CRAFund Advisors, Inc.
Trustee (since 2005)              (investment management company) (since January 2004); President of The Community
Age: 66                           Reinvestment Act Qualified Investment Fund (investment management company) (since
                                  January 2004); Independent Chairman of the Board of Trustees of Quaker Investment
                                  Trust (registered investment company) (since January 2004); Director of Internet
                                  Capital Group (information technology company) (since October 2003); Chief
                                  Operating Officer and Chief Financial Officer of Lincoln National Investment
                                  Companies, Inc. (subsidiary of Lincoln National Corporation, a publicly traded company) and Delaware Investments U.S., Inc. (investment management subsidiary of
                                  Lincoln National Corporation) (1995-2003); President, Chief Executive Officer and
                                  Trustee of Delaware Investment Family of Funds (1995-2003); President and Board
                                  Member of Lincoln National Convertible Securities Funds, Inc. and the Lincoln
                                  National Income Funds, TDC (1995-2003); Chairman and Chief Executive Officer of
                                  Retirement Financial Services, Inc. (registered transfer agent and investment adviser and subsidiary of Delaware Investments U.S., Inc.) (1995-2003); President
                                  and Chief Executive Officer of Delaware Service Company, Inc. (1995-2003); Chief
                                  Administrative Officer, Chief Financial Officer, Vice Chairman and Director of
                                  Equitable Capital Management Corporation (investment subsidiary of Equitable Life
                                  Assurance Society) (1985-1992); Corporate Controller of Merrill Lynch & Company
                                  (financial services holding company) (1977-1985); held the following positions at the Colonial Penn Group, Inc. (insurance company): Corporate Budget Director
                                  (1974-1977), Assistant Treasurer (1972-1974) and Director of Corporate Taxes
                                  (1969-1972); held the following positions at Price Waterhouse & Company (financial services firm): Tax Manager (1967-1969), Tax Senior (1965-1967) and Staff
                                  Accountant (1963-1965); United States Marine Corps (1957-1959). Oversees 10
                                  portfolios in the OppenheimerFunds complex.

ROBERT G. GALLI,                  A director or trustee of other Oppenheimer funds. Oversees 55 portfolios in the
Trustee (since 1998)              OppenheimerFunds complex.
Age: 73

LACY B. HERRMANN,                 Founder and Chairman Emeritus of Aquila Group of Funds (open-end investment
Trustee (since 1997)              company) (since December 2004); Chairman of Aquila Management Corporation and
Age: 77                           Aquila Investment Management LLC (since August 1984); Chief Executive Officer and
                                  President of Aquila Management Corporation (August 1984-December 1994); Vice
                                  President, Director and Secretary of Aquila Distributors, Inc. (distributor of
                                  Aquila Management Corporation); Treasurer of Aquila Distributors, Inc.; President
                                  and Chairman of the Board of Trustees of Capital Cash Management Trust ("CCMT");
                                  President and Director of STCM Management Company, Inc. (sponsor and adviser to
                                  CCMT); Chair-


                          46 | OPPENHEIMER MIDCAP FUND

LACY B. HERRMANN,                 man, President and Director of InCap Management Corporation; Sub-Advisor
Continued                         and Administrator of Prime Cash Fund & Short Term Asset Reserves; Director of OCC
                                  Cash Reserves, Inc. (open-end investment company) (June 2003-December 2004);
                                  Trustee of Premier VIT (formerly PIMCO Advisors VIT) (investment company) (since
                                  1994); Trustee of OCC Accumulation Trust (open-end investment company) (until
                                  December 2004); Trustee Emeritus of Brown University (since June 1983). Oversees 10 portfolios in the OppenheimerFunds complex.

BRIAN F. WRUBLE,                  General Partner of Odyssey Partners, L.P. (hedge fund) (since September 1995);
Trustee (since 2001)              Director of Special Value Opportunities Fund, LLC (registered investment company)
Age: 63                           (since September 2004); Member, Zurich Financial Investment Advisory Board
                                  (insurance) (affiliate of the Manager's parent company) (since October 2004); Board of Governing Trustees of The Jackson Laboratory (non-profit) (since August 1990);
                                  Trustee of the Institute for Advanced Study (non-profit educational institute)
                                  (since May 1992); Special Limited Partner of Odyssey Investment Partners, LLC
                                  (private equity investment) (January 1999-September 2004); Trustee of Research
                                  Foundation of AIMR (2000-2002) (investment research, non-profit); Governor, Jerome
                                  Levy Economics Institute of Bard College (August 1990-September 2001) (economics research); Director of Ray & Berendtson, Inc. (May 2000-April 2002) (executive search firm); President and Chief Executive Officer of the Delaware Group of Mutual
                                  Funds (1992-1995); Chairman, President and Chief Executive Officer of Equitable
                                  Capital Management Corporation (1985-1992); Vice President, Senior Vice President,
                                  Executive Vice President and Chief Investment Officer at The Equitable Life
                                  Assurance Society of the U.S. (1979-1992); Vice President and Co-manager of
                                  Fundamental Equities Research at Smith Barney, Harris Upham and Company
                                  (1970-1979); Engineer, Sperry Gyroscope Company (1966-1970); former governor of the
                                  Association for Investment Management and Research; former chairman of the
                                  Institute of Chartered Financial Analysts; Chartered Financial Analyst. Oversees 55
                                  portfolios in the OppenheimerFunds complex.

---------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                MR. MURPHY IS AN "INTERESTED TRUSTEE" BECAUSE HE IS AFFILIATED WITH THE MANAGER
AND OFFICER                       BY VIRTUE OF HIS POSITIONS AS AN OFFICER AND DIRECTOR OF THE MANAGER, AND AS A
                                  SHARE-HOLDER OF ITS PARENT COMPANY. THE ADDRESS OF MR. MURPHY IS TWO WORLD
                                  FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW YORK, NEW YORK 10281-1008.
                                  MR. MURPHY SERVES AS A TRUSTEE FOR AN INDEFINITE TERM, OR UNTIL HIS RESIGNATION,
                                  RETIREMENT, DEATH OR REMOVAL AND AS AN OFFICER FOR AN INDEFINITE TERM, OR UNTIL HIS
                                  RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

JOHN V. MURPHY,                   Chairman, Chief Executive Officer and Director (since June 2001) and President
Trustee (since 2005) and          (since September 2000) of the Manager; President and director or trustee of other
President and Principal           Oppenheimer funds; President and Director of Oppenheimer Acquisition Corp. ("OAC")
Executive Officer                 (the Manager's parent holding company) and of Oppenheimer Partnership Holdings,
(since 2001)                      Inc. (holding company subsidiary of the Manager) (since July 2001); Director of
Age: 57                           OppenheimerFunds Distributor, Inc. (subsidiary of the Manager) (since November
                                  2001); Chairman and Director of Shareholder Services, Inc. and of Shareholder
                                  Financial Services, Inc. (transfer agent subsidiaries of the Manager) (since July
                                  2001); President and Director of OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset
                                  Management, Inc., Centennial Asset Management Corporation, Trinity Investment
                                  Management Corporation and Tremont Capital Management, Inc. (since November 2001),
                                  HarbourView Asset Management Corporation and OFI Private Investments,Inc. (since
                                  July 2001); President (since November 1, 2001) and Director (since July 2001) of
                                  Oppenheimer Real Asset Management, Inc.; Executive Vice President of Massachusetts
                                  Mutual Life Insurance Company


                          47 | OPPENHEIMER MIDCAP FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

JOHN V. MURPHY,                   (OAC's parent company) (since February 1997); Director of DLB Acquisition
Continued                         Corporation (holding company parent of Babson Capital Management LLC) (since
                                  June 1995); Member of the Investment Company Institute's Board of Governors (since
                                  October 3, 2003); Chief Operating Officer of the Manager (September 2000-June
                                  2001); President and Trustee of MML Series Investment Fund and MassMutual Select
                                  Funds (open-end investment companies) (November 1999-November 2001); Director of
                                  C.M. Life Insurance Company (September 1999-August 2000); President, Chief
                                  Executive Officer and Director of MML Bay State Life Insurance Company (September
                                  1999-August 2000); Director of Emerald Isle Bancorp and Hibernia Savings Bank
                                  (wholly-owned subsidiary of Emerald Isle Bancorp) (June 1989-June 1998). Oversees
                                  92 portfolios in the OppenheimerFunds complex.

---------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS                    THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MESSRS.
OF THE FUND                       O'HARE, ZACK, GILLESPIE AND MS. BLOOMBERG, TWO WORLD FINANCIAL CENTER, 225 LIBERTY
                                  STREET, NEW YORK, NEW YORK 10281-1008, FOR MESSRS. VANDEHEY, WIXTED, PETERSEN,
                                  SZILAGYI AND MS. IVES, 6803 S. TUCSON WAY, CENTENNIAL, COLORADO 80112-3924. EACH
                                  OFFICER SERVES FOR AN INDEFINITE TERM OR UNTIL HIS OR HER RESIGNATION, RETIREMENT,
                                  DEATH OR REMOVAL.

JOHN O'HARE,                      Vice President of the Manager (since September 2003); Executive Vice President
Vice President and Portfolio      and Portfolio Manager (June 2000-August 2003) and Portfolio Manager and Senior Vice
Manager (since 2003)              President (August 1997-June 2000) at Geneva Capital Management, Ltd. (an investment
Age: 48                           advisor). Mr. O'Hare holds a BBA in Finance and Economics from the University of
                                  Wisconsin and is a Chartered Financial Analyst. An officer of 2 portfolios in the
                                  OppenheimerFunds complex.

MARK S. VANDEHEY,                 Senior Vice President and Chief Compliance Officer of the Manager (since
Vice President and                March 2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial
Chief Compliance Officer          Asset Management Corporation and Shareholder Services, Inc. (since June 1983).
(since 2004)                      Former Vice President and Director of Internal Audit of the Manager (1997-
Age: 56                           February 2004). An officer of 92 portfolios in the OppenheimerFunds complex.

BRIAN W. WIXTED,                  Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer of
Treasurer and Principal           the following: HarbourView Asset Management Corporation, Shareholder Financial
Financial and Accounting          Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management
Officer (since 1999)              Corporation, and Oppenheimer Partnership Holdings, Inc. (since March 1999), OFI
Age: 47                           Private Investments, Inc. (since March 2000), OppenheimerFunds International Ltd.
                                  (since May 2000), OppenheimerFunds plc (since May 2000), OFI Institutional Asset
                                  Management, Inc. (since November 2000), and OppenheimerFunds Legacy Program
                                  (charitable trust program established by the Manager) (since June 2003); Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the
                                  Manager) (since May 2000); Assistant Treasurer of the following: OAC (since March
                                  1999), Centennial Asset Management Corporation (March 1999-October 2003) and
                                  OppenheimerFunds Legacy Program (April 2000-June 2003); Principal and Chief
                                  Operating Officer of Bankers Trust Company-Mutual Fund Services Division (March
                                  1995-March 1999). An officer of 92 portfolios in the OppenheimerFunds complex.

BRIAN S. PETERSEN,                Assistant Vice President of the Manager (since August 2002); Manager/Financial
Assistant Treasurer               Product Accounting of the Manager (November 1998-July 2002). An officer of
(since 2004)                      92 portfolios in the OppenheimerFunds complex.
Age: 36


                          48 | OPPENHEIMER MIDCAP FUND

BRIAN C. SZILAGYI,                Assistant Vice President of the Manager (since July 2004); Director of Financial
Assistant Treasurer               Reporting and Compliance of First Data Corporation (April 2003-July 2004); Manager
(since 2005)                      of Compliance of Berger Financial Group LLC (May 2001-March 2003); Director of
Age: 36                           Mutual Fund Operations at American Data Services, Inc. (September 2000-May 2001).
                                  An officer of 92 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                   Executive Vice President (since January 2004) and General Counsel (since March
Secretary (since 2001)            2002) of the Manager; General Counsel and Director of the Distributor (since
Age: 58                           December 2001); General Counsel of Centennial Asset Management Corporation (since
                                  December 2001); Senior Vice President and General Counsel of Harbour-View Asset
                                  Management Corporation (since December 2001); Secretary and General Counsel of OAC
                                  (since November 2001); Assistant Secretary (since September 1997) and Director
                                  (since November 2001) of OppenheimerFunds International Ltd. and OppenheimerFunds
                                  plc; Vice President and Director of Oppenheimer Partnership Holdings, Inc. (since
                                  December 2002); Director of Oppenheimer Real Asset Management, Inc. (since November
                                  2001); Senior Vice President, General Counsel and Director of Shareholder Financial
                                  Services, Inc. and Shareholder Services, Inc. (since December 2001); Senior Vice
                                  President, General Counsel and Director of OFI Private Investments, Inc. and OFI
                                  Trust Company (since November 2001); Vice President of OppenheimerFunds Legacy
                                  Program (since June 2003); Senior Vice President and General Counsel of OFI
                                  Institutional Asset Management, Inc. (since November 2001); Director of
                                  OppenheimerFunds (Asia) Limited (since December 2003); Senior Vice President (May
                                  1985-December 2003), Acting General Counsel (November 2001-February 2002) and
                                  Associate General Counsel (May 1981-October 2001) of the Manager; Assistant
                                  Secretary of the following: Shareholder Services, Inc. (May 1985-November 2001),
                                  Shareholder Financial Services, Inc. (November 1989-November 2001), and
                                  OppenheimerFunds International Ltd. (September 1997-November 2001). An officer of
                                  92 portfolios in the OppenheimerFunds complex.

KATHLEEN T. IVES,                 Vice President (since June 1998) and Senior Counsel and Assistant Secretary
Assistant Secretary               (since October 2003) of the Manager; Vice President (since 1999) and Assistant
(since 2001)                      Secretary (since October 2003) of the Distributor; Assistant Secretary of
Age: 41                           Centennial Asset Management Corporation (since October 2003); Vice President and
                                  Assistant Secretary of Shareholder Services, Inc. (since 1999); Assistant Secretary of OppenheimerFunds Legacy Program and Shareholder Financial Services, Inc. (since
                                  December 2001); Assistant Counsel of the Manager (August 1994-October 2003). An
                                  officer of 92 portfolios in the OppenheimerFunds complex.

LISA I. BLOOMBERG,                Vice President and Associate Counsel of the Manager (since May 2004); First
Assistant Secretary               Vice President (April 2001-April 2004), Associate General Counsel (December
(since 2004)                      2000-April 2004), Corporate Vice President (May 1999-April 2001) and Assistant
Age: 38                           General Counsel (May 1999-December 2000) of UBS Financial Services Inc. (formerly,
                                  PaineWebber Incorporated). An officer of 92 portfolios in the OppenheimerFunds complex.

PHILLIP S. GILLESPIE,             Senior Vice President and Deputy General Counsel of the Manager (since
Assistant Secretary               September 2004); First Vice President (2001-September 2004); Director (2000-
(since 2004)                      September 2004) and Vice President (1998-2000) of Merrill Lynch Investment
Age: 42                           Management. An officer of 92 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST, BY CALLING 1.800.525.7048.


                          49 | OPPENHEIMER MIDCAP FUND



ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that David Downes, a member of the Board's Audit Committee, is an audit committee financial expert and that Mr. Downes is "independent" for purposes of this Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)   Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $17,000 in fiscal 2006 and $17,000 in fiscal 2005.

(b)   Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $195,954 in fiscal 2006 and $156,805 in fiscal 2005 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: internal control reviews.

(c)   Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2006 and $6,536 in fiscal 2005 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: Preparation of form 5500

(d)   All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

      The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

      Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

      (2) 100%

(f)   Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $195,954 in fiscal 2006 and $163,341 in fiscal 2005 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h)   No such services were rendered.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


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Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S AUDIT COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Audit Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of October 31, 2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
(b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.


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(a)   (1) Exhibit attached hereto.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer MidCap Fund


By:   /s/ John V. Murphy
      ___________________________
      John V. Murphy
      Principal Executive Officer
Date: December 12, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ____________________________
      John V. Murphy
      Principal Executive Officer
Date: December 12, 2006


By:   /s/ Brian W. Wixted
      ____________________________
      Brian W. Wixted
      Principal Financial Officer
Date: December 12, 2006